Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Loss Per Share
Schedule of basic and diluted net loss per share

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except per share data)
Basic net loss per share calculation:
Numerator:
Net loss attributable to ordinary shareholders	$(102,486)	$(38,115)	$(63,378)
Denominator:
Weighted average ordinary shares outstanding	140,831	146,820	186,878
Basic net loss per share attributable to ordinary shareholders	$(0.73)	$(0.26)	$(0.34)

Diluted net loss per share calculation:
Numerator:
Net loss attributable for calculating diluted net loss per share	$(102,486)	$(38,115)	$(63,378)
Denominator:
Weighted average ordinary shares outstanding	140,831	146,820	186,878
Weighted average ordinary shares equivalents:
Shares used in computing diluted net loss per share attributable to ordinary shareholders	140,831	146,820	186,878
Diluted net loss per share attributable to ordinary shareholders	$(0.73)	$(0.26)	$(0.34)